CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 519,175,929	$ 707,122,815
Others financial assets	9,927,288	11,899,281
Others non-financial assets	33,297,469	31,143,442
Trade and other current receivables	473,691,412	506,711,173
Accounts receivable from related parties	16,123,780	15,501,990
Inventories	424,300,960	459,384,555
Biological assets	16,709,078	16,883,106
Current tax assets	17,703,246	19,668,196
Total current assets other than non-current assets of disposal groups classified as held for sale	1,510,929,162	1,768,314,558
Non-current assets of disposal groups classified as held for sale	167,851	2,952,282
Total Non-current assets of disposal groups classified as held for sale	167,851	2,952,282
Total current assets	1,511,097,013	1,771,266,840
Non-current assets
Others financial assets	26,067,779	30,060,601
Others non-financial assets	8,386,715	13,674,236
Trade and other non-current receivables	4,954,334	5,966,414
Accounts receivable from related parties	1,134,264	844,344
Investments accounted for using equity method	143,456,687	139,746,921
Intangible assets other than goodwill	236,870,759	244,632,721
Goodwill	148,550,618	161,583,233
Property, plant and equipment (net)	1,460,212,852	1,522,708,449
Investment property	11,105,298	12,666,980
Right of use assets	47,784,003	45,017,172
Deferred tax assets	45,766,647	41,549,079
Total non-current assets	2,134,289,956	2,218,450,150
Total Assets	3,645,386,969	3,989,716,990
Current liabilities
Others financial liabilities	188,834,466	156,202,002
Current lease liabilities	9,689,870	9,451,551
Trade and other current payables	460,627,211	514,887,185
Accounts payable to related parties	24,463,561	36,417,518
Other current provisions	3,173,553	2,461,549
Current tax liabilities	18,885,299	41,110,171
Provisions for employee benefits	48,478,757	48,467,947
Others non-financial liabilities	41,497,682	51,008,288
Total current liabilities	795,650,399	860,006,211
Non-current liabilities
Others financial liabilities	1,040,783,534	1,234,231,722
Non-current lease liabilities	42,232,779	39,782,317
Trade and other non-current payables		45,275
Accounts payable to related parties	2,034,279
Other non-current provisions	1,879,272	2,791,080
Deferred taxes liabilities	88,965,851	127,956,679
Provisions for employee benefits	53,439,952	48,032,415
Others non-current non-financial liabilities	3,940,400	4,355,981
Total non-current liabilities	1,233,276,067	1,457,195,469
Total Liabilities	2,028,926,466	2,317,201,680
Equity attributable to equity holders of the parent
Paid-in capital	562,693,346	562,693,346
Other reserves	(112,902,374)	(3,288,422)
Retained earnings	1,022,138,574	965,778,261
Total equity attributable to equity holders of the parent	1,471,929,546	1,525,183,185
Non-controlling interests	144,530,957	147,332,125
Total Shareholders' Equity	1,616,460,503	1,672,515,310
Total Liabilities and Shareholders' Equity	$ 3,645,386,969	$ 3,989,716,990